Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 16, 2024	Jun. 30, 2025	Feb. 21, 2025
Shareholders Equity [Line Items]
Commitment amount		$ 30,000
Percentage of purchase price		97.00%
Sales Agreement [Member]
Shareholders Equity [Line Items]
Gross sale proceeds	$ 2,524
Aggregate offering price			$ 2,556
Sale of ordinary shares percentage	3.00%
Reimburse amount	$ 50
Sale of ordinary shares (in Shares)		708,952
Average gross sales price (in Dollars per share)		$ 1.45
Aggregate gross proceeds		$ 1,031
Net proceeds		$ 975
SEPA [Member]
Shareholders Equity [Line Items]
Sale of ordinary shares (in Shares)		175,000
Average gross sales price (in Dollars per share)		$ 1.85
Aggregate gross proceeds		$ 323
Net proceeds		$ 313
Restricted Stock Units (RSUs) [Member]
Shareholders Equity [Line Items]
Number of options vested (in Shares)		180,000
Options [Member]
Shareholders Equity [Line Items]
Exercise of options (in Shares)		14,000
JonesTrading Institutional Services LLC [Member]
Shareholders Equity [Line Items]
Aggregate sale price			$ 1,410